Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information
Entity Registrant Name	SENECA GLOBAL FUND, L.P.
Entity Central Index Key	0001414581
Document Type	POS AM
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company